Changes in consolidated statements of comprehensive income	12 Months Ended
Dec. 31, 2021
Comprehensive income [abstract]
Changes in consolidated statements of comprehensive income
8. Changes in consolidated statements of comprehensive income
The consolidated statements of comprehensive income include the Group’s net income for the year as well as all other valuation adjustments recorded in the Group’s consolidated balance sheet, which under IFRS are not recorded in the consolidated income statement. These include fair value adjustments on financial instruments, actuarial gains or losses on defined benefit pension plans, and currency translation effects, net of taxes.
(USD millions)	Note	Fair value adjustments on financial instruments	Actuarial gains/(losses) from defined benefit plans	Cumulative currency translation effects	Total value adjustments attributable to Novartis AG shareholders	Non- controlling interest	Total value adjustments

Value adjustments at December 31, 2018		227	-5 423	744	-4 452	-26	-4 478

Fair value adjustments on deferred cash flow hedges		1			1		1

Fair value adjustments on debt securities		1			1		1

Fair value adjustments on equity securities, net of taxes of USD 47 million [1]		-47			-47		-47

Net investment hedge				44	44		44

Defined benefit plans, net of taxes of USD -313 million [2]			-466		-466	-1	-467

Currency translation effects, net of taxes of USD 2 million	8.1			354	354	-2	352

Total value adjustments in 2019		-45	-466	398	-113	-3	-116

Fair value adjustments on equity securities sold, reclassified to retained earnings		-95			-95		-95

Fair value adjustments related to divestments		33	-30		3		3

Value adjustments at December 31, 2019		120	-5 919	1 142	-4 657	-29	-4 686

Fair value adjustments on equity securities, net of taxes of USD -36 million [1]		250			250		250

Net investment hedge				-201	-201		-201

Defined benefit plans, net of taxes of USD -3 million			145		145	-2	143

Currency translation effects, net of taxes of USD 10 million	8.1			3 193	3 193	1	3 194

Total value adjustments in 2020		250	145	2 992	3 387	-1	3 386

Fair value adjustments on equity securities sold, reclassified to retained earnings		-150			-150		-150

Fair value adjustments related to divestments			2		2		2

Impact of change in ownership of consolidated entities			-1		-1	1

Value adjustments at December 31, 2020		220	-5 773	4 134	-1 419	-29	-1 448

Fair value adjustments on equity securities, net of taxes of USD -44 million [1]		194			194		194

Net investment hedge, net of taxes of USD 33 million				216	216		216

Defined benefit plans, net of taxes of USD -323 million			1 808		1 808	1	1 809

Currency translation effects, net of taxes of USD 17 million	8.1			-4 757	-4 757	-5	-4 762

Total value adjustments in 2021		194	1 808	-4 541	-2 539	-4	-2 543

Fair value adjustments on equity securities sold, reclassified to retained earnings net of taxes of USD 48 million		-164			-164		-164

Fair value adjustments related to divestments		-62	-3		-65		-65

Value adjustments at December 31, 2021		188	-3 968	-407	-4 187	-33	-4 220

[1] Includes fair value adjustments on equity securities designated as financial assets valued at fair value through other comprehensive income with no subsequent recycling into the consolidated income statement

[2] Included in 2019 is a USD -358 million impact related to the revaluation of deferred tax assets on Swiss post-employment benefits that were previously recognized through other comprehensive income. This revaluation resulted from the Swiss tax reforms enacted by the voters in 2019. Refer to Note 12 for additional disclosures.

8.1) In 2021, net cumulative currency translation gains of USD 3.2 billion were recycled through the income statement as a result of the divestment of the investment in Roche. See Notes 2 and 4. No currency translation losses or gains were recycled through the income statement in 2020.
In 2019, cumulative currency translation gains of USD 129 million were recycled through the income statement mainly as a result of the spin-off of the Alcon business through a dividend in kind distribution to Novartis AG shareholders. See Notes 2 and 30.